UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-23344

Name of Fund: BlackRock Funds VI

BlackRock CoreAlpha Bond Fund1

[1]

On September 23, 2019, FDP BlackRock CoreAlpha Bond Fund (the “Non-Surviving Fund”), a series of FDP Series II, Inc., was reorganized into BlackRock CoreAlpha Bond Fund, a series of BlackRock Funds VI (the “Surviving Fund”). The voting record of the Non-Surviving Fund is reflected in the voting record of the Surviving Fund herein.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Funds VI, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2019 – 06/30/2020

Item 1 – Proxy Voting Record – The series of the registrant is a feeder fund in a master/feeder structure and as such holds interests in the corresponding series of Master Investment Portfolio II (the “Master Portfolio”). Voting records of the Master Portfolio can be found by accessing the Form N-PX filed by the Master Portfolio (Investment Company Act file no. 811-23343, CIK no. 0001738077) on August 27, 2020.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23344
Reporting Period: 07/01/2019 - 06/30/2020
BlackRock Funds VI

======================== BlackRock CoreAlpha Bond Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds VI

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Funds VI

Date:	August 27, 2020